Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Cash Flows	$ 11,614
Liabilities from financing activities, Leases	1,544
Liabilities from financing activities, Warrants	(8,081)
Liabilities from financing activities, Sub-total	5,077
Net increase/(decrease) in cash and cash equivalents	(41,630)	$ (53,437)
Cash Flows, Total	(36,553)
Remeasurement adjustments	(837)
Remeasurement adjustments, Warrants	2,152
Remeasurement adjustments	1,315
Other Changes	(8,694)
Increase decrease in borrowing liabilities classified as financing activities	(8,277)
Increase (decrease)in lease liabilities arising from financing activities	(417)
Acquisition – leases	(1,464)
Increase (decrease) in acquisition of lease liabilities arising from financing activities	(1,464)
Foreign exchange adjustments	(402)	1,637
Foreign exchange adjustments, Leases	156
Foreign exchange adjustments, Warrants	(126)
Foreign exchange adjustments, Sub-total	30
Foreign exchange adjustments	(372)
Net Debt	(14,382)		$ 31,386
Borrowings	(91,745)		(94,245)
Leases	(11,431)		(11,250)
Warrant liability	(6,055)
Liabilities from financing activities, Sub-total	109,231		(105,495)
Cash and cash equivalents	$ 94,849	$ 77,528	$ 136,881	$ 129,328